General	12 Months Ended
Dec. 31, 2025
General [Abstract]
General

Note 1 - General

A.

Hold me Ltd. (“The Company”) was incorporated under the laws of the state of Israel and commenced operations as a private company in January 2007, under Companies Registrar number 513933218.

Since 2021, The Company’s common stock is traded on the OTC Markets, OTC Pink tier, under the symbol “HMELF”.

The company holds a basic non-banking credit license, which authorizes it to provide credit in Israel up to a total amount of NIS 25,000,000.

B.	Going Concern:

The financial statements are presented on a going-concern basis. The Company has suffered recurring losses from operations, and is dependent upon external sources for financing its operations. As of December 31, 2025, the Company has an accumulated deficit of NIS 4,724,346, a stockholders’ deficiency of NIS 3,551,822, and a working capital deficiency in the amount of NIS 3,551,822. These matters, among others, raise substantial doubt about the Company’s ability to continue as a going concern. The Company intends to continue to finance its operating activities by raising capital. There are no assurances that the Company will be successful in obtaining an adequate level of financing needed for its activities on commercially reasonable terms or at all. If the Company will not have sufficient liquidity resources, the Company may not be able to continue the development of its operations.

The financial statements do not include any adjustments for the values of assets and liabilities and their classification that may be necessary in the event that the Company is no longer able to continue its operations as a “going concern”.

C.	Israel – Hamas war

In October 2023, a large-scale terrorist attack in southern Israel led to the outbreak of armed conflict between Israel and Hamas. The conflict subsequently expanded to additional regional fronts and contributed to a period of heightened geopolitical and security instability in the region.

During 2024 and 2025, hostilities included military operations in Lebanon and direct confrontations involving Iran. These developments increased regional uncertainty and, at times, resulted in temporary disruptions to the Company’s operations in Israel, including limited interruptions to routine business activities.

In September 2025, a ceasefire agreement was reached between Israel and Hamas, and all remaining living Israeli hostages were released and returned to Israel. While the ceasefire has generally held as of the date of these financial statements, the security situation remains sensitive, and the potential for renewed hostilities or broader regional escalation cannot be ruled out. More recently, on February 28, 2026, hostilities between Israel and Iran escalated again. Israel, together with the United States, conducted a major joint military campaign of air and missile strikes against targets in Iran, which triggered a broad Iranian response and contributed to significant regional instability. The situation remains highly fluid, and management is unable to predict when, or on what terms, this escalation will be resolved. Accordingly, the extent of the continued impact on the Company’s operations and financial results, if any, cannot be reasonably estimated at this time.

Given that the majority of the Company’s operations are conducted in Israel, and that all members of the Company’s board of directors and management, as well as most employees, consultants, and service providers, are located in Israel, the Company is directly affected by the economic, political, geopolitical, and military conditions impacting the region. As of December 31, 2025, while ceasefire arrangements with Hamas, Lebanon and Iran were generally in effect and large-scale military operations had subsided, the overall security environment in Israel and the surrounding region remained unstable and unpredictable. Any further escalation or expansion of the conflict could negatively affect both regional and global conditions, and may adversely impact the Company’s business, financial condition, and results of operations.